Condensed financial statements of the parent company only	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed financial statements of the parent company only
Note 28: Condensed financial statements of the parent company only

Condensed financial statements of the Bank of N.T. Butterfield & Son Limited (the ultimate parent company) without consolidation of its subsidiaries were as follows:

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Balance Sheets
(In thousands of US dollars)
	As at
	December 31, 2020	December 31, 2019
Assets
Cash and demand deposits with banks - Non-interest-bearing	44,086	38,615
Demand deposits with banks - Interest-bearing	99,035	118,583
Cash equivalents - Interest-bearing	1,244,878	329,494
Cash due from banks	1,387,999	486,692
Securities purchased under agreements to resell	197,039	142,283
Short-term investments	16,277	44,512
Investment in securities
Equity securities at fair value	7,316	7,420
Available-for-sale (amortized cost: $1,058,195 (2019: 1,248,726))	1,092,325	1,252,749
Held-to-maturity (fair value: $1,023,424 (2019: $1,030,183))	967,926	1,003,248
Total investment in securities	2,067,567	2,263,417
Net assets of subsidiaries - Banks	618,461	610,217
Net assets of subsidiaries - Non-banks	11,971	10,303
Loans to third parties, net of allowance for credit losses	2,025,358	2,046,406
Loans to subsidiaries - Banks	13,669	13,241
Loans to subsidiaries - Non-banks	58,515	56,951
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	199,273	207,896
Total assets	6,596,129	5,881,918

Liabilities
Deposits
Non-interest bearing	1,945,042	1,441,194
Interest bearing	3,298,165	3,161,634
Total deposits	5,243,207	4,602,828
Employee benefit plans	128,167	110,347
Other liabilities, including accrued interest and payables to subsidiaries	71,345	61,500
Total other liabilities	199,512	171,847
Long-term debt	171,462	143,500
Total liabilities	5,614,181	4,918,175

Total shareholders’ equity	981,948	963,743
Total liabilities and shareholders’ equity	6,596,129	5,881,918

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Operations
(In thousands of US dollars)
	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Non-interest income
Banking	24,429	24,870	23,506
Foreign exchange revenue	9,166	10,613	11,727
Custody and other administration services	6,927	7,625	—
Other non-interest income	5,924	5,650	6,330
Dividends from subsidiaries - Banks	121,522	122,776	60,000
Dividends from subsidiaries - Non-banks	19,864	23,371	19,095
Total non-interest income	187,832	194,905	120,658
Interest income
Interest and fees on loans	123,774	132,104	133,124
Investments	52,135	68,721	73,698
Deposits with banks and other	3,109	9,156	12,932
Total interest income	179,018	209,981	219,754
Interest expense
Deposits	9,386	17,410	6,709
Long-term debt	9,294	7,876	6,949
Securities sold under agreement to resell	—	13	33
Total interest expense	18,680	25,299	13,691
Net interest income before provision for credit losses	160,338	184,682	206,063
Provision for credit recoveries (losses)	(8,750)	(3,088)	6,823
Net interest income after provision for credit losses	151,588	181,594	212,886
Net gains (losses) on equity securities	658	925	(329)
Net realized gains (losses) on available-for-sale investments	702	1,053	758
Net gains (losses) on other real estate owned	(104)	(5)	(323)
Net other gains (losses)	714	2	—
Total other gains (losses)	1,970	1,975	106
Total net revenue	341,390	378,474	333,650
Non-interest expense
Salaries and other employee benefits	69,521	77,923	75,949
Technology and communications	35,434	36,008	36,466
Professional and outside services	27,791	27,954	22,696
Property	9,092	6,927	6,693
Indirect taxes	15,633	15,355	14,669
Non-service employee benefits expense	3,462	5,879	6,427
Marketing	2,418	4,372	3,034
Amortization of intangible assets	169	169	169
Other expenses	9,896	9,260	4,230
Total non-interest expense	173,416	183,847	170,333
Net income before equity in undistributed earnings of subsidiaries	167,974	194,627	163,317
Equity in undistributed earnings of subsidiaries	(20,757)	(17,552)	31,867
Net income	147,217	177,075	195,184
Other comprehensive income, net of tax	37,417	61,430	(19,475)
Total comprehensive income	184,634	238,505	175,709

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Cash flows from operating activities
Net income	147,217	177,075	195,184
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	26,562	21,734	21,425
Provision for credit (recovery) losses	8,750	3,088	(6,823)
Share-based payments and settlements	15,245	17,716	12,582
Net change in equity securities at fair value	102	(925)	329
Net realized (gains) losses on available-for-sale investments	(702)	(1,053)	(758)
Net (gains) losses on other real estate owned	104	5	323
(Increase) decrease in carrying value of equity method investments	(1,376)	(290)	(1,033)
Dividends received from equity method investments	2,710	385	376
Equity in undistributed earnings of subsidiaries	20,757	17,552	(31,867)
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	754	6,808	(11,915)
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	9,456	(3,753)	(786)
Cash provided by (used in) operating activities	229,579	238,342	177,037

Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	(54,756)	(114,942)	151,428
Short-term investments other than restricted cash: proceeds from maturities and sales	68,272	—	106,221
Short-term investments other than restricted cash: purchases	(35,319)	(32,953)	(18,953)
Available-for-sale investments: proceeds from sale	205,770	114,058	681,656
Available-for-sale investments: proceeds from maturities and pay downs	295,547	204,105	340,114
Available-for-sale investments: purchases	(317,451)	(196,652)	(156,271)
Held-to-maturity investments: proceeds from maturities and pay downs	229,576	137,622	82,853
Held-to-maturity investments: purchases	(195,898)	(53,228)	(525,637)
Net (increase) decrease in loans to third parties	8,263	(99,793)	15,184
Net (increase) decrease in loans to bank subsidiaries	(428)	(487)	764
Net (increase) decrease in loans to non-bank subsidiaries	(1,564)	(930)	1,812
Additions to premises, equipment and computer software	(11,313)	(14,009)	(9,830)
Proceeds from sale of other real estate owned	—	1,102	5,896
Injection of capital in subsidiary	(1,522)	(175,107)	(64,029)
Return of capital from a subsidiary	3,314	12,972	8,244
Cash provided by (used in) investing activities	192,491	(218,242)	619,452

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	630,141	(64,027)	(603,925)
Issuance of subordinated capital, net of underwriting fees	97,647	—	73,218
Repayment of long-term debt	(70,000)	—	(47,000)
Common shares repurchased	(86,640)	(81,534)	(48,443)
Proceeds from stock option exercises	1,739	349	3,318
Cash dividends paid on common shares	(88,932)	(93,636)	(83,704)
Cash provided by (used in) financing activities	483,955	(238,848)	(706,536)
Net increase (decrease) in cash, cash equivalent and restricted cash	906,025	(218,748)	89,953
Cash, cash equivalents and restricted cash: beginning of year	498,251	716,999	627,046
Cash, cash equivalents and restricted cash: end of year	1,404,276	498,251	716,999

Components of cash, cash equivalents and restricted cash at end of year
Cash due from banks	1,387,999	486,692	703,263
Restricted cash included in short-term investments on the consolidated balance sheets	16,277	11,559	13,736
Total cash, cash equivalents and restricted cash at end of year	1,404,276	498,251	716,999

Supplemental disclosure of cash flow information
Cash interest paid	19,532	24,190	15,428

Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	314	—	2,041
Initial recognition of right-of-use assets and operating lease liabilities	—	133	—
Reduction in net loans due to initial adoption of a current expected credit loss model	3,899	—	—